Note 9 - Per Share Data - Basic Net Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Employee Stock Option [Member]
Effect of dilutive securities (in shares)		8,284		18,912
Warrant [Member]
Effect of dilutive securities (in shares)		36,521		30,198
Weighted number of shares outstanding - Basic (in shares)	12,440,035	12,446,365	12,442,059	12,446,365	12,464,496	12,322,110
Weighted number of shares outstanding - Diluted (in shares)	12,440,035	12,491,170	12,442,059	12,495,475	12,502,254	12,408,348